Event After the Reporting Period	12 Months Ended
Dec. 31, 2025
Event After the Reporting Period [Abstract]
EVENT AFTER THE REPORTING PERIOD
40.	EVENT AFTER THE REPORTING PERIOD
As at the date of approval of these financial statements, there have been no significant events after the end of the reporting period.